Accounts Receivable (Details) ¥ in Millions	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable [Abstract]
Accounts receivable	$ 1,100,000	¥ 7.8	$ 1,100,000	¥ 7.8
Working capital loan	$ 743,065	¥ 5.4	$ 760,547	¥ 5.4